Schedule II - Valuation and Qualifying Accounts (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Movement in Valuation Allowances and Reserves [Roll Forward]
Restructuring and Related Costs, Non-Cash Costs (Income), Net	$ 27.0	$ (1.0)	$ (2.0)
Allowance For Doubtful Accounts
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Year	46.4	41.9	45.1
Provision Charged to Expense	2.0	7.3	4.6
Accounts Recovered	0.3	1.0	0.1
Deductions	(10.1)	(6.3)	(7.6)
Other Adjustments	0.6	2.5	(0.3)
Balance at End of Year	39.2	46.4	41.9
Accrued Restructuing Costs
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Year	30.9	20.8	19.4
Provision Charged to Expense	33.6	60.2	37.5
Deductions	(47.1)	(50.5)	(35.6)
Other Adjustments	(1.1)	0.4	(0.5)
Balance at End of Year	$ 16.3	$ 30.9	$ 20.8